CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Car rental	$ 2,006,779				$ 1,623,231					$ 7,456,111	$ 6,929,584	$ 6,355,205
Equipment rental	350,482				301,326					1,383,196	1,208,811	1,069,820
Other	79,247				36,368					181,500	159,985	137,509
Total revenues	2,436,508	2,318,600	2,516,200	2,225,100	1,960,925	2,013,800	2,432,300	2,072,300	1,780,000	9,020,807	8,298,380	7,562,534
Expenses:
Direct operating	1,351,190				1,114,158					4,795,788	4,566,378	4,283,394
Depreciation of revenue earning equipment and lease charges	587,027				515,106					2,148,158	1,905,739	1,868,147
Selling, general and administrative	251,524				207,736					945,581	745,117	664,442
Interest expense	163,248				149,489					597,788	650,254	726,539
Interest income	(1,834)				(1,092)					(4,902)	(5,551)	(12,315)
Other (income) expense, net	(598)				(457)					35,542	62,548	5
Total expenses	2,350,557				1,984,940					8,517,955	7,924,485	7,530,212
Income before income taxes	85,951	(26,900)	382,100	171,700	(24,015)	105,400	308,200	107,000	(146,700)	502,852	373,895	32,322
Provision for taxes on income	(59,468)				(24,226)					(227,073)	(143,846)	(33,322)
Net income attributable to The Hertz Corporation and Subsidiaries' common stockholder	$ 26,483	$ (28,300)	$ 251,300	$ 101,000	$ (48,241)	$ 58,800	$ 212,600	$ 62,100	$ (123,000)	$ 275,779	$ 210,489	$ (18,383)